Earnings per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Share
The following table reconciles the figures used to calculate basic and diluted net income (loss) per share for common stock:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025

Numerator (in thousands)
Net income (loss)	$(5,019)	$9,768	$(1,144)	$15,646
Less: Net income (loss) attributable to non-controlling interests	(9,995)	819	(9,568)	585

Net income attributable to HMH Holding Inc.	$4,976	$8,949	$8,424	$15,061

Denominator (actual shares)
Weighted-average shares of common stock for HMH and HMH B.V. outstanding—basic	11,662	69,355	5,863	69,355
Effect of dilutive securities	309	—	825	—

Weighted-average shares of common stock outstanding—diluted	11,971	69,355	6,688	69,355

Net income (loss) per share of common stock (actual)
Basic	$0.43	$0.13	$1.44	$0.22
Diluted	$0.42	$0.13	$1.26	$0.22

Schedule of Potential Common Shares Excluded from Diluted Share Calculation
The following table details the actual potential common shares excluded from the diluted share calculation because their effect would be anti-dilutive:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Restricted common stock	—	—	—	—
Performance share units	10,168	—	4,804	—

HMH Holding BV And Subsidiaries [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Share	There are no adjustments required to be made to net income or the ordinary shares outstanding for purposes of computing basic and diluted earnings per share.

	2025	2024

Numerator (in thousands)
Net income	$46,123	$51,956
Less: Net income attributable to non-controlling interests	669	738

Net income attributable to HMH Holding B.V.	$45,454	$51,218

Denominator
Weighted average ordinary shares—basic and diluted (actual shares)	200	200

Earnings per ordinary shares—basic and diluted (actual)	$227,270	$256,090